Property, Equipment and Software, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software	At June 30, 2024 and December 31, 2023, property, equipment and software consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Office furniture	$47,625	$51,277
Computer equipment	-	6,371
Transportation equipment	160,961	202,893
Building and improvements	582,417	586,373
Software	1,675,978	1,039,861

Less: accumulated depreciation and amortization	(1,520,626)	(1,483,445)
	$946,354	$403,330
As of December 31, 2023 and 2022, property, equipment and software consisted of the following.
	2023	2022

Office furniture	$51,277	$2,576
Computer equipment	6,371	6,545
Transportation equipment	202,893	67,580
Buildings and improvements	586,373	448,607
Software	1,039,861	1,068,156
	1,886,775	1,593,464
Less: accumulated depreciation and amortization	(1,483,445)	(1,470,497)
	$403,330	$122,967